Fair value measurement - Summary of Fair Value Measurement of Equity (Detail) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€)
Disclosure of fair value measurement of equity [line items]
At beginning of period	€ 732,321	[1]
At end of period	814,919	[1]
Level 3
Disclosure of fair value measurement of equity [line items]
At beginning of period	215,727
Investments	6,023
Disposals	(139,706)
Fair value adjustments	608
Realized gains	(49)
Exchange rate gains	(375)
At end of period	€ 82,228

[1]	Starting with the six months ended June 30, 2023, in the semi-annual condensed consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain amounts presented for periods prior to the six months ended June 30, 2023 have been reclassified compared to amounts previously presented by the Group.